Additional Information Financial Statement Schedule I	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Additional Information Financial Statement Schedule I

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
			(Note 3)
ASSETS
Current assets
Cash and cash equivalents	493,201	231,825	32,652
Term deposits	—	110,847	15,612
Amounts due from subsidiaries	788,947	865,964	121,968
Prepaid expenses and other current assets	3,750	3,911	551
Total current assets	1,285,898	1,212,547	170,783
TOTAL ASSETS	1,285,898	1,212,547	170,783
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES
Current liabilities
Accrued expenses and other current liabilities	3,437	4,472	630
Amounts due to subsidiaries	29,781	—	—
Total current liabilities	33,218	4,472	630
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	493,817	713,806	100,537
Total non-current liabilities	493,817	713,806	100,537
TOTAL LIABILITIES	527,035	718,278	101,167
SHAREHOLDERS' EQUITY

Class A ordinary shares (par value of USD0.0001 per share; 1,300,000,000 shares authorized as of December 31, 2022 and 2023; 428,982,151 and 328,901,755 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	300	305	43
Class B ordinary shares (par value of USD0.0001 per share; 100,000,000 shares authorized as of December 31, 2022 and 2023; 58,453,168 shares issued and outstanding as of December 31, 2022 and 2023)	38	38	5
Treasury stock	(21)	(97)	(14)
Additional paid-in capital	10,954,822	10,987,407	1,547,544
Accumulated other comprehensive income	62,689	77,363	10,896
Accumulated deficit	(10,258,965)	(10,570,747)	(1,488,858)
TOTAL SHAREHOLDERS' EQUITY	758,863	494,269	69,616
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS' EQUITY	1,285,898	1,212,547	170,783

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
				(Note 3)
Sales and marketing expenses	(25,776)	(17,305)	(17,243)	(2,429)
Research and development expenses	(60,002)	(28,646)	(26,954)	(3,796)
General and administrative expenses	(118,816)	(103,120)	(68,148)	(9,598)
Total operating expenses	(204,594)	(149,071)	(112,345)	(15,823)
Loss from operations	(204,594)	(149,071)	(112,345)	(15,823)
Interest income	3,991	5,580	24,270	3,418
Foreign currency exchange gain (loss)	11	(5)	—	—
Loss before provision for income tax	(200,592)	(143,496)	(88,075)	(12,405)
Income tax expenses	—	—	—	—
Loss from investment in subsidiaries	(1,241,321)	(34,376)	(223,707)	(31,510)
Net loss	(1,441,913)	(177,872)	(311,782)	(43,915)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	(1,441,913)	(177,872)	(311,782)	(43,915)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
				(Note 3)
Net loss	(1,441,913)	(177,872)	(311,782)	(43,915)
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	(30,923)	43,998	14,674	2,067
Total comprehensive loss	(1,472,836)	(133,874)	(297,108)	(41,848)

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
				(Note 3)
Net cash used in operating activities	(3,979)	(23,206)	(3,757)	(529)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investments in subsidiaries	(1,478,469)	(63,328)	—	—
Purchase of term deposits	—	—	(110,847)	(15,612)
Loans to Group companies	—	(55,184)	(77,017)	(10,849)
Net cash used in investing activities	(1,478,469)	(118,512)	(187,864)	(26,461)

CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of the IPO issuance cost	(5,603)	—	—	—
Borrowings under loan from Group companies	—	29,781	—	—
Proceeds from exercise of share options	10,508	91	36	5
Repayment of loans from Group companies	—	—	(29,781)	(4,195)
Repurchase of ordinary shares	—	(33,948)	(51,393)	(7,239)
Net cash generated from (used in) financing activities	4,905	(4,076)	(81,138)	(11,429)
Effect of exchange rate changes	(33,517)	41,473	11,383	1,605
Net decrease in cash and cash equivalents	(1,511,060)	(104,321)	(261,376)	(36,814)
Cash and cash equivalents at beginning of the year	2,108,582	597,522	493,201	69,466
Cash and cash equivalents at end of the year	597,522	493,201	231,825	32,652

ADDITIONAL INFORMATION FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1.
BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIEs and VIEs' subsidiaries.

2.
INVESTMENT IN SUBSIDIARIES AND VIES AND VIES' SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs' subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company's stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries were reported using the equity method of accounting. The Parent Company's share of loss from its subsidiaries, VIEs and VIEs' subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs' subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs' subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3.
CONVENIENCE TRANSLATION

The Group's business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet and the related statement of operations and cash flows from Renminbi ("RMB") into US dollars as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.0999 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2023, or at any other rate.